Income Taxes - Schedule of Unused Tax Loss Carryforwards and Unused Tax Credit Carryforwards Not Recognized as Deferred Income Tax Assets (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused loss carryforwards	₩ 58,363
Unused tax credit carryforwards	8,056
2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credit carryforwards	3,507
2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credit carryforwards	736
2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credit carryforwards	544
2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credit carryforwards	471
2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credit carryforwards	2,798
2023~2026
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused loss carryforwards	₩ 58,363